Investments	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investments
INVESTMENTS
The following tables show the cost or amortized cost, gross unrealized gains and losses, fair value and OTTI of the Company's fixed maturity and equity securities as of the dates indicated:

	December 31, 2017
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$3.1	$0.1	$—	$3.2	$—
States, municipalities and political subdivisions	4.7	0.9	—	5.6	—
Foreign governments	8.4	2.1	—	10.5	—
Asset-backed	28.7	0.3	—	29.0	—
Commercial mortgage-backed	3.5	—	(0.2)	3.3	—
Residential mortgage-backed	39.6	2.5	(0.4)	41.7	1.6
U.S. corporate	588.6	153.6	(0.1)	742.1	12.5
Foreign corporate	126.3	31.6	—	157.9	—
Total fixed maturity securities	$802.9	$191.1	$(0.7)	$993.3	$14.1
Equity securities:
Common stocks	$0.1	$0.5	$—	$0.6	$—
Non-redeemable preferred stocks	73.9	12.0	(0.1)	85.8	—
Total equity securities	$74.0	$12.5	$(0.1)	$86.4	$—

	December 31, 2016
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$1.9	$0.1	$—	$2.0	$—
States, municipalities and political subdivisions	9.9	0.9	—	10.8	—
Foreign governments	9.3	2.0	—	11.3	—
Asset-backed	0.2	—	—	0.2	—
Commercial mortgage-backed	3.4	—	(0.2)	3.2	—
Residential mortgage-backed	33.7	3.3	(0.1)	36.9	2.0
U.S. corporate	667.0	127.7	(1.3)	793.4	11.2
Foreign corporate	146.1	24.9	(0.1)	170.9	—
Total fixed maturity securities	$871.5	$158.9	$(1.7)	$1,028.7	$13.2
Equity securities:
Common stocks	$0.1	$0.3	$—	$0.4	$—
Non-redeemable preferred stocks	85.6	7.8	(0.2)	93.2	—
Total equity securities	$85.7	$8.1	$(0.2)	$93.6	$—
(a)  Represents the amount of OTTI recognized in AOCI. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
The Company's state, municipalities and political subdivisions holdings are highly diversified across the United States, with no individual state exposure (including both general obligation and revenue securities) exceeding 0.5% of the overall investment portfolio as of December 31, 2017 and 2016.
The Company has European investment exposure in its corporate fixed maturity and equity securities of $89.1 million and $98.9 million with net unrealized gains of $18.5 million and $14.8 million at December 31, 2017 and 2016, respectively. Approximately 34% of the corporate European exposure is held in the financial industry at both December 31, 2017 and 2016. The Company's largest European country exposure (the United Kingdom) represented approximately 4% of the fair value of the Company's corporate securities as of both December 31, 2017 and 2016. All the Company's European investments are denominated in U.S. dollars. The Company's international investments are managed as part of the overall portfolio with the same approach to risk management and focus on diversification.%
The Company has exposure to the energy sector in its corporate fixed maturity securities of $109.9 million with a net unrealized gain of $20.1 million at December 31, 2017 and $107.7 million with a net unrealized gain of $15.4 million at December 31, 2016. Approximately 93% of the energy exposure is rated as investment grade as of both December 31, 2017 and 2016.
The cost or amortized cost and fair value of fixed maturity securities at December 31, 2017 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$7.3	$7.4
Due after one year through five years	73.9	79.5
Due after five years through ten years	93.4	106.6
Due after ten years	556.5	725.8
Total	731.1	919.3
Asset-backed	28.7	29.0
Commercial mortgage-backed	3.5	3.3
Residential mortgage-backed	39.6	41.7
Total	$802.9	$993.3

Major categories of net investment income were as follows:

	Years Ended December 31,
	2017	2016	2015
Fixed maturity securities	$52.4	$74.1	$130.0
Equity securities	5.4	7.0	9.2
Commercial mortgage loans on real estate	5.6	10.2	30.4
Policy loans	0.4	0.5	0.5
Other investments	2.5	7.7	5.3
Cash and cash equivalents	—	0.3	—
Total investment income	66.3	99.8	175.4
Investment expenses	(2.1)	(2.0)	(5.9)
Net investment income	$64.2	$97.8	$169.5

No material investments of the Company were non-income producing for the years ended December 31, 2017, 2016 and 2015.
The following table summarizes the proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses that have been recognized in the statement of operations as a result of those sales.

	For the Years Ended December 31,
	2017	2016	2015
Proceeds from sales	$218.7	$1,939.4	$312.0
Gross realized gains (a)	7.1	168.9	9.7
Gross realized losses (b)	(0.4)	(19.9)	(4.3)

(a) Year ended December 31, 2016 gross realized gains includes $145.6 million related to the sale of Assurant Employee Benefits as described in Note 1.
(b) Year ended December 31, 2016 gross realized losses includes $15.9 million related to the sale of Assurant Employee Benefits as described in Note 1.
For securities sold at a loss during 2017, the average period of time these securities were trading continuously at a price below book value was 2 months.
The following table sets forth the net realized gains (losses), including other-than-temporary impairments, recognized in the statement of operations as follows:

	Years Ended December 31,
	2017	2016	2015
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$6.1	$143.6	$3.1
Equity securities	0.2	5.7	1.8
Commercial mortgage loans on real estate	1.3	13.6	0.4
Other investments	2.2	2.2	11.7
Total net realized gains related to sales and other (a)	9.8	165.1	17.0
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	(0.1)	(0.3)	(2.4)
Other investments	—	(1.9)	(4.6)
Total net realized losses related to other-than-temporary impairments	(0.1)	(2.2)	(7.0)
Total net realized gains	$9.7	$162.9	$10.0

(a) The year ended December 31, 2016 net realized gains includes $141.5 million related to the sale of Assurant Employee Benefits as described in Note 1.
Other-Than-Temporary Impairments
The Company follows the OTTI guidance, which requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell, and it is more likely than not that it will not be required to sell before recovery of its cost basis. Under the OTTI guidance, the amount of the OTTI related to a credit loss is recognized in earnings, and the amount of the OTTI related to other, non-credit factors (e.g., interest rates, market conditions, etc.) is recorded as a component of other comprehensive income. In instances where no credit loss exists but the Company intends to sell the security or it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in market value below amortized cost is recognized as an OTTI in earnings. In periods after the recognition of an OTTI on debt securities, the Company accounts for such securities as if they had been purchased on the measurement date of the OTTI at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. For debt securities for which OTTI was recognized in earnings, the difference between the new amortized cost basis and the cash flows expected to be collected will be accreted or amortized into net investment income.
For the year ended December 31, 2017 and 2016, the Company recorded $0.1 million and $2.0 million, respectively, of OTTI, of which $0.1 million and $2.2 million was related to both credit losses and securities the Company intends to sell and recorded as net OTTI losses recognized in earnings, with the remaining amount of $(0.2) million for the prior year related to all other factors and was recorded as an unrealized (gain) loss component of AOCI.

The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts.

	Years Ended December 31,
	2017	2016	2015
Balance, beginning of year	$11.1	$13.6	$13.5
Additions for credit loss impairments recognized in the current period on securities previously impaired	—	0.3	—
Additions for credit loss impairments recognized in the current period on securities not previously impaired	—	—	0.7
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(0.3)	(0.5)	(0.2)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(0.1)	(2.3)	(0.4)
Balance, end of year	$10.7	$11.1	$13.6

The Company regularly monitors its investment portfolio to ensure investments that may be other-than-temporarily impaired are timely identified, properly valued, and charged against earnings in the proper period. The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held, the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery for equity securities and the intent to sell or whether it is more likely than not that the Company will be required to sell for fixed maturity securities. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors, or countries could result in additional impairments in future periods for other-than-temporary declines in value. Any equity security whose price decline is deemed other-than-temporary is written down to its then current market value with the amount of the impairment reported as a realized loss in that period. The impairment of a fixed maturity security that the Company has the intent to sell or that it is more likely than not that the Company will be required to sell is deemed other-than-temporary and is written down to its market value at the balance sheet date with the amount of the impairment reported as a realized loss in that period. For all other-than-temporarily impaired fixed maturity securities that do not meet either of these two criteria, the Company is required to analyze its ability to recover the amortized cost of the security by calculating the net present value of projected future cash flows. For these other-than-temporarily impaired fixed maturity securities, the net amount recognized in earnings is equal to the difference between the amortized cost of the fixed maturity security and its net present value.
The Company considers different factors to determine the amount of projected future cash flows and discounting methods for corporate debt and residential and commercial mortgage-backed or asset-backed securities. For corporate debt securities, the split between the credit and non-credit losses is driven principally by assumptions regarding the amount and timing of projected future cash flows. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the security at the date of acquisition. For residential and commercial mortgage-backed and asset-backed securities, cash flow estimates, including prepayment assumptions, are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates, recoveries and changes in value. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity security prior to impairment at the balance sheet date. The discounted cash flows become the new amortized cost basis of the fixed maturity security.
In periods subsequent to the recognition of an OTTI, the Company generally accretes the discount (or amortizes the reduced premium) into net investment income, up to the non-discounted amount of projected future cash flows, resulting from the reduction in cost basis, based upon the amount and timing of the expected future cash flows over the estimated period of cash flows.

The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2017 and 2016 were as follows:

	December 31, 2017
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Commercial mortgage-backed	$—	$—	$3.3	$(0.2)	$3.3	$(0.2)
Residential mortgage-backed	9.5	(0.4)	—	—	9.5	(0.4)
U.S. corporate	—	—	1.5	(0.1)	1.5	(0.1)
Total fixed maturity securities	$9.5	$(0.4)	$4.8	$(0.3)	$14.3	$(0.7)
Equity securities:
Non-redeemable preferred stocks	$2.5	$(0.1)	$—	$—	$2.5	$(0.1)

	December 31, 2016
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Commercial mortgage-backed	$3.2	$(0.2)	$—	$—	$3.2	$(0.2)
Residential mortgage-backed	1.9	(0.1)	—	—	$1.9	(0.1)
U.S. corporate	55.3	(1.1)	1.2	(0.2)	$56.5	(1.3)
Foreign corporate	—	—	2.0	(0.1)	$2.0	(0.1)
Total fixed maturity securities	$60.4	$(1.4)	$3.2	$(0.3)	$63.6	$(1.7)
Equity securities:
Non-redeemable preferred stocks	$13.4	$(0.2)	$—	$—	$13.4	$(0.2)

Total gross unrealized losses represent approximately 3% and 2% of the aggregate fair value of the related securities at December 31, 2017 and 2016, respectively. Approximately 69% and 84% of these gross unrealized losses have been in a continuous loss position for less than twelve months at December 31, 2017 and 2016, respectively. The total gross unrealized losses are comprised of 25 and 69 individual securities at December 31, 2017 and 2016, respectively. In accordance with its policy described above, the Company concluded that for these securities, other-than-temporary impairments of the gross unrealized losses was not warranted at December 31, 2017 and 2016. These conclusions were based on a detailed analysis of the underlying credit and expected cash flows of each security. As of December 31, 2017, the Company did not intend to sell these fixed maturity securities and it was not more likely than not that the Company would be required to sell the securities before the anticipated recovery of their amortized cost basis. The non-redeemable preferred stocks are perpetual preferred securities that have characteristics of both debt and equity securities. To evaluate these securities, the Company applies an impairment model similar to that used for the Company’s fixed maturity securities. As of December 31, 2017, the Company did not intend to sell these securities and it was not more likely than not that the Company would be required to sell them and no underlying cash flow issues were noted. The gross unrealized losses are primarily attributable to widening credit spreads associated with an underlying shift in overall credit risk premium.

The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2017, by contractual maturity, is shown below:

	Cost or Amortized Cost	Fair Value
Due in one year through five years	1.6	1.5
Commercial mortgage-backed	3.5	3.3
Residential mortgage-backed	9.9	9.5
Total	$15.0	$14.3

The Company has entered into commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the United States. At December 31, 2017, approximately 41% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, Alabama and Utah. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $0.1 million to $8.4 million at December 31, 2017 and from $0.1 million to $6.6 million at December 31, 2016.
Credit quality indicators for commercial mortgage loans are loan-to-value and debt-service coverage ratios. Loan-to-value and debt-service coverage ratios are measures commonly used to assess the credit quality of commercial mortgage loans. The loan-to-value ratio compares the principal amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. The debt-service coverage ratio compares a property's net operating income to its debt-service payments and is commonly expressed as a ratio. The loan-to-value and debt-service coverage ratios are generally updated annually in the third quarter.
The following summarizes our loan-to-value and average debt-service coverage ratios as of the dates indicated:

	December 31, 2017
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
70% and less	$79.1	100.0%	2.11
Less valuation allowance	(0.4)
Net commercial mortgage loans on real estate	$78.7

	December 31, 2016
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage Ratio
70% and less	$92.3	92.2%	1.80
81 - 95%	3.0	3.0%	1.11
Greater than 95%	4.8	4.8%	3.86
Gross commercial mortgage loans on real estate	100.1	100.0%	1.88
Less valuation allowance	(1.7)
Net commercial mortgage loans on real estate	$98.4

All commercial mortgage loans that are individually impaired have an established mortgage loan valuation allowance for losses. An additional valuation allowance is established for incurred, but not specifically identified impairments. Changing economic conditions affect the Company’s valuation of commercial mortgage loans. Changing vacancies and rents are incorporated into the discounted cash flow analysis that the Company performs for monitored loans and may contribute to the establishment of (or an increase or decrease in) a commercial mortgage loan valuation allowance for losses. In addition, the Company continues to monitor the entire commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have deteriorating credits or have experienced a reduction in debt-service coverage ratio.
In 2017, the loan valuation allowance was decreased by $1.3 million based upon the valuation allowance analysis.
The Company held fixed maturity securities of $6.2 million and $6.1 million at December 31, 2017 and 2016, respectively, on deposit with various governmental authorities as required by law.
Variable Interest Entities A VIE is a legal entity which does not have sufficient equity at risk to allow the entity to finance its activities without additional financial support or in which the equity investors, as a group, do not have the characteristic of a controlling financial interest. The Company's investments in VIEs include real estate joint ventures. These investments are generally accounted for under the equity method and included in the balance sheets in other investments. The Company's maximum exposure to loss with respect to these investments is limited to the investment carrying amounts reported in the Company's balance sheet. As of December 31, 2017, the Company’s maximum exposure to loss is $32.3 million in recorded carrying value and $0.9 million in unfunded commitments. See Commercial Mortgage Loan Securitization section above for the disclosures relating to the commercial mortgage loan securitization trust.